Schedule III - Real Estate and Accumulated Depreciation (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Real estate:
Balances at beginning of year	$ 9,900,305	$ 9,559,566	$ 9,430,977
Acquisition of real estate and development and improvements	1,049,723	377,354	119,221
Disposition of real estate	(21,737)	(61,139)	(60,134)
Balances associated with changes in reporting presentation	(74,746)	24,524	69,502
Balances at end of year	10,853,545	9,900,305	9,559,566
Accumulated depreciation:
Balances at beginning of year	1,244,502	1,029,775	791,613
Depreciation expense	301,233	258,929	248,758
Disposition of real estate	(5,705)	(27,123)	(25,925)
Balances associated with changes in reporting presentation	(67,758)	(17,079)	15,329
Balances at end of year	$ 1,472,272	$ 1,244,502	$ 1,029,775